Combined Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table presents summary information of assets and liabilities of Strike Force Midstream included in the EQM's combined balance sheet that are for the use or obligation of Strike Force Midstream as of December 31, 2017.

December 31, 2017
(Thousands)
Assets:
Cash and cash equivalents	$43,938
Accounts receivable	12,477
Property, plant and equipment, net	356,346
Intangible assets, net	$457,992
Liabilities:
Other current liabilities	$24,341
The following table summarizes the statement of consolidated operations and cash flows of Strike Force Midstream for the period from November 13, 2017 through December 31, 2017, inclusive of affiliate amounts.

For the period from November 13, 2017 through December 31, 2017
(Thousands)
Operating revenues	$9,214
Operating expenses	6,330
Other income	52
Net income	$2,936

Net cash provided by operating activities	$8,588
Net cash used in investing activities	(36,190)
net cash used in financing activities	$26,951